Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		$ 4,892.9		$ 4,524.6	[1]	$ 4,295.6	[1]
Property acquired through business combination non-cash additions		78.8	$ 106.4
Borrowing costs		$ 22.9		$ 15.1	[1]	16.6	[1]
Average interest capitalisation rate		5.30%	5.30%	4.70%
Reversal of impairment		$ (42.3)		$ 76.4		42.5
Write-off of exploration and evaluation assets - continuing operations		51.5		41.4	[1]	29.1	[1]
Exploration expense		109.8		86.1	[1]	51.8	[1]
Cerro corona [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		53.4
Senior secured revolving credit facility [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as security		100.0
Land mineral rights and rehabilitation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		639.6		610.0
Arctic Platinum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment	[2]	39.0		0.0		$ (39.0)
Mine development infrastructure and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		4,253.3		3,914.6
Exploration and evaluation assets [member] | Mine development infrastructure and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		10.8		9.1
Damang Mining Fleet and Related Spare [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		2.1		0.0
Damang Mining Fleet and Related Spare [Member] | Gruyere Mining Company Pty Ltd [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		1.4		0.0
Damang Mining Fleet and Related Spare [Member] | South Deep Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		19.4		15.1
Fleet assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of asset		183.6		95.5
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and reversal of impairment, net		(81.3)		76.4
Impairment		11.1		76.4
Write-off of exploration and evaluation assets - continuing operations		51.5		41.4
Accumulated depreciation and impairment [Member] | Land mineral rights and rehabilitation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and reversal of impairment, net		(2.9)		3.3
Write-off of exploration and evaluation assets - continuing operations		0.0		0.0
Accumulated depreciation and impairment [Member] | Mine development infrastructure and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment and reversal of impairment, net		(78.4)		73.1
Write-off of exploration and evaluation assets - continuing operations		51.5		$ 41.4
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property acquired through business combination		275.9	$ 372.4
Property acquired through business combination cash additions		$ 197.1	$ 266.0

[1]	As Restated - Refer note 40 for further details.
[2]	Following the Group's decision during 2013 to dispose of non-core projects, APP was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value which resulted in impairments of US$89.7 million and US$3.2 million during 2013 and 2014, respectively. APP's carrying value at 31 December 2014 after the above impairments was US$40.0 million which was based on an offer received close to the 2014 year-end. During 2015, active marketing activities for the disposal of the project continued after the 2014 offer was not realised. During 2015, APP was further impaired by US$39.0 million, resulting in a carrying value of US$1.0 million at 31 December 2015. The impairment is included in the "Corporate and other" segment. At 31 December 2016, APP no longer met the definition of an asset held for sale and was reclassified to property, plant and equipment at a recoverable amount of US$1.0 million. During 2017, active marketing activities continued and as a result, a sale agreement was concluded comprising a purchase offer of US$40.0 million cash and a 2% net smelter refiner royalty on all metals. As a result, the impairment of US$39.0 million previously recorded, was reversed and APP was reclassified as an asset held for sale at 31 December 2017. Refer note 12 for further details.